Guarantees, commitments, pledged assets and contingencies	12 Months Ended
Oct. 31, 2018
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Guarantees, commitments, pledged assets and contingencies
Note 24 Guarantees, commitments, pledged assets and contingencies

Guarantees and commitments

We use guarantees and other off-balance sheet credit instruments to meet the financing needs of our clients.

The table below summarizes our maximum exposure to credit losses related to our guarantees and commitments provided to third parties. The maximum exposure to credit risk relating to a guarantee is the maximum risk of loss if there was a total default by the guaranteed parties, without consideration of possible recoveries under recourse provisions, insurance policies or from collateral held or pledged. The maximum exposure to credit risk relating to a commitment to extend credit is the full amount of the commitment. In both cases, the maximum risk exposure is significantly greater than the amount recognized as a liability in our Consolidated Balance Sheets.

	Maximum exposure to credit losses
	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017(1)
Financial guarantees
Financial standby letters of credit	$15,502	$16,295
Commitments to extend credit
Backstop liquidity facilities	36,267	36,056
Credit enhancements	2,128	2,261
Documentary and commercial letters of credit	268	286
Other commitments to extend credit	223,954	185,286
Other credit-related commitments
Securities lending indemnifications	107,239	101,844
Performance guarantees	6,955	6,579
Other	391	154

(1)	Amounts have been revised from those previously presented.

Our credit review process, our policy for requiring collateral security, and the types of collateral security held are generally the same for guarantees and commitments as for loans. Our clients generally have the right to request settlement of, or draw on, our guarantees and commitments within one year. However, certain guarantees can only be drawn if specified conditions are met. These conditions, along with collateral requirements, are described below. We believe that it is highly unlikely that all or substantially all of the guarantees and commitments will be drawn or settled within one year, and contracts may expire without being drawn or settled.

Financial guarantees

Financial standby letters of credit

Financial standby letters of credit represent irrevocable assurances that we will make payments in the event that a client cannot meet its payment obligations to the third party. For certain guarantees, the guaranteed party can request payment from us even though the client has not defaulted on its obligations. The term of these guarantees can range up to seven years.

Our policy for requiring collateral security with respect to these instruments and the types of collateral security held is generally the same as for loans. When collateral security is taken, it is determined on an account-by-account basis according to the risk of the borrower and the specifics of the transaction. Collateral security may include cash, securities and other assets pledged.

Commitments to extend credit

Backstop liquidity facilities

Backstop liquidity facilities are provided to ABCP conduit programs administered by us and third parties as an alternative source of financing in the event that such programs are unable to access commercial paper markets, or in limited circumstances, when predetermined performance measures of the financial assets owned by these programs are not met. The average remaining term of these liquidity facilities is approximately four years.

The terms of the backstop liquidity facilities do not require us to advance money to these programs in the event of bankruptcy or insolvency and generally do not require us to purchase non-performing or defaulted assets.

Credit enhancements

We provide partial credit enhancement to multi-seller ABCP programs administered by us to protect commercial paper investors in the event that the collections on the underlying assets together with the transaction-specific credit enhancements or the liquidity facilities prove to be insufficient to pay for maturing commercial paper. Each of the asset pools is structured to achieve a high investment-grade credit profile through credit enhancements from us and other third parties related to each transaction. The average remaining term of these credit facilities is approximately three years.

Documentary and commercial letters of credit

Documentary and commercial letters of credit, which are written undertakings by us on behalf of a client authorizing a third party to draw drafts on us up to a stipulated amount under specific terms and conditions, where some are collateralized based on the underlying agreement with the client and others are collateralized by cash deposits or other assets of the third party which may include the underlying shipment of goods to which they relate.

Other commitments to extend credit

Commitments to extend credit represent unused portions of authorizations to extend credit in the form of loans, bankers’ acceptances or letters of credit where we do not have the ability to unilaterally withdraw the credit extended to the borrower.

Other credit-related commitments

Securities lending indemnifications

In securities lending transactions, we act as an agent for the owner of a security, who agrees to lend the security to a borrower for a fee, under the terms of a pre-arranged contract. The borrower must fully collateralize the security loaned at all times. As part of this custodial business, an indemnification may be provided to securities lending customers to ensure that the fair value of securities loaned will be returned in the event that the borrower fails to return the borrowed securities and the collateral held is insufficient to cover the fair value of those securities. These indemnifications normally terminate without being drawn upon. The term of these indemnifications varies, as the securities loaned are recallable on demand. Collateral held for our securities lending transactions typically includes cash, securities that are issued or guaranteed by the Canadian government, U.S. government or other OECD countries or high quality debt or equity instruments.

Performance guarantees

Performance guarantees represent irrevocable assurances that we will make payments to third-party beneficiaries in the event that a client fails to perform under a specified non-financial contractual obligation. Such obligations typically include works and service contracts, performance bonds, and warranties related to international trade. The term of these guarantees can range up to seven years.

Our policy for requiring collateral security with respect to these instruments and the types of collateral security held is generally the same as for loans. When collateral security is taken, it is determined on an account-by-account basis according to the risk of the borrower and the specifics of the transaction. Collateral security may include cash, securities and other assets pledged.

Indemnifications

In the normal course of our operations, we provide indemnifications which are often standard contractual terms to counterparties in transactions such as purchase and sale contracts, fiduciary, agency, licensing, custodial and service agreements, clearing system arrangements, participation as a member of exchanges, director/officer contracts and leasing transactions. These indemnification agreements may require us to compensate the counterparties for costs incurred as a result of changes in laws and regulations (including tax legislation) or as a result of litigation claims or statutory sanctions that may be suffered by the counterparty as a consequence of the transaction. The terms of these indemnification agreements vary based on the contract. The nature of the indemnification agreements prevents us from making a reasonable estimate of the maximum potential amount we could be required to pay to counterparties. Historically, we have not made any significant payments under such indemnifications.

Uncommitted amounts

Uncommitted amounts represent undrawn credit facilities for which we have the ability to unilaterally withdraw the credit extended to the borrower at any time. These include both retail and commercial commitments. As at October 31, 2018, the total balance of uncommitted amounts was $264 billion (October 31, 2017 – $245 billion(1)).

Other commitments

We act as underwriter for certain new issuances under which we alone or together with a syndicate of financial institutions purchase the new issue for resale to investors. In connection with these activities, our commitments were $141 million as at October 31, 2018, (October 31, 2017 – $38 million).

We invest in private companies, directly or through third party investment funds, including Small Business Investment Companies, real estate funds and Low Income Housing Tax Credit funds. These funds are generally structured as closed-end limited partnerships wherein we hold a limited partner interest. For the year ended October 31, 2018, we have unfunded commitments of $948 million (October 31, 2017 – $1,081 million(1)) representing the aggregate amount of cash we are obligated to be contributed as capital to these partnerships under the terms of the relevant contracts.

Pledged assets and collateral

In the ordinary course of business, we pledge assets and enter into collateral agreements with terms and conditions that are usual and customary to our regular lending, borrowing and trading activities recorded on our Consolidated Balance Sheets. The following are examples of our general terms and conditions on pledged assets and collateral:

•	The risks and rewards of the pledged assets reside with the pledgor.
•	The pledged asset is returned to the pledgor when the necessary conditions have been satisfied.
•	The right of the pledgee to sell or re-pledge the asset is dependent on the specific agreement under which the collateral is pledged.
•	If there is no default, the pledgee must return the comparable asset to the pledgor upon satisfaction of the obligation.

We are also required to provide intraday pledges to the Bank of Canada when we use the Large Value Transfer System (LVTS), which is a real-time electronic wire transfer system that continuously processes all Canadian dollar large-value or time-critical payments throughout the day. The pledged assets earmarked for LVTS activities are normally released back to us at the end of the settlement cycle each day. Therefore, the pledged assets amount is not included in the table below. For the year ended October 31, 2018, we had on average $4.0 billion of assets pledged intraday to the Bank of Canada on a daily basis (October 31, 2017 – $3.7 billion). There are infrequent occasions where we are required to take an overnight advance from the Bank of Canada to cover a settlement requirement, in which case an equivalent value of the pledged assets would be used to secure the advance. There were no overnight advances taken on October 31, 2018 and October 31, 2017.

(1)	Amounts have been revised from those previously presented.

Details of assets pledged against liabilities and collateral assets held or re-pledged are shown in the following tables:

	As at
(Millions of Canadian dollars)	October 31 2018	October 31 2017 (1)
Sources of pledged assets and collateral
Bank assets
Loans	$79,798	$80,467
Securities	48,993	43,149
Other assets	19,406	19,524
	148,197	143,140
Client assets (2)
Collateral received and available for sale or re-pledging	402,187	288,945
Less: not sold or re-pledged	(53,590)	(56,820)
	348,597	232,125
	$496,794	$375,265
Uses of pledged assets and collateral
Securities borrowing and lending	$119,087	$70,893
Obligations related to securities sold short	32,247	30,008
Obligations related to securities lent or sold under repurchase agreements	209,353	145,342
Securitization	49,997	48,461
Covered bonds	36,959	37,041
Derivative transactions	21,110	21,508
Foreign governments and central banks	5,058	3,280
Clearing systems, payment systems and depositories	4,006	3,621
Other	18,977	15,111
	$496,794	$375,265

(1)	Amounts have been revised from those previously presented.
(2)	Primarily relates to Obligations related to securities lent or sold under repurchase agreements, Securities lent and Derivative transactions.

Lease commitments

Finance lease commitments

We lease computer equipment from third parties under finance lease arrangements. The leases have various terms, escalation and renewal rights. The future minimum lease payments under the finance leases are as follows:

	As at
	October 31, 2018			October 31, 2017
(Millions of Canadian dollars)	Total future minimum lease payments	Future interest charges	Present value of finance lease commitments	Total future minimum lease payments	Future interest charges	Present value of finance lease commitments
Future minimum lease payments
No later than one year	$25	$(2)	$23	$17	$(2)	$15
Later than one year and no later than five years	25	(2)	23	21	(2)	19
	$50	$(4)	$46	$38	$(4)	$34

The net carrying amount of computer equipment held under finance lease as at October 31, 2018 was $47 million (October 31, 2017 – $44 million).

Operating lease commitments

We are obligated under a number of non-cancellable operating leases for premises and equipment. These leases have various terms, escalation and renewal rights. The lease agreements do not include any clauses that impose any restriction on our ability to pay dividends, engage in debt financing transactions, or enter into further lease agreements. The minimum future lease payments under non-cancellable operating leases are as follows:

	As at
	October 31, 2018		October 31, 2017
(Millions of Canadian dollars)	Land and buildings	Equipment	Land and buildings	Equipment
Future minimum lease payments
No later than one year	$684	$103	$643	$94
Later than one year and no later than five years	2,081	137	2,006	192
Later than five years	2,816	–	2,868	–
	5,581	240	5,517	286
Less: Future minimum sublease payments to be received	(11)	–	(21)	–
Net future minimum lease payments	$5,570	$240	$5,496	$286